Income taxes - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Current income tax expense
Current income tax expense in respect of the current year	$ 416,563	$ 439,972
Adjustments recognized in the current year in relation to the income tax expense of prior years	(24,328)	(17,934)
Total current income tax expense	392,235	422,038
Deferred income tax expense (recovery)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(1,120)	(959)
Deferred income tax (recovery) expense relating to changes in tax rates	(3,479)	784
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	10,769	0
Recognition of previously unrecognized temporary differences	0	(8,122)
Total deferred income tax expense (recovery)	6,170	(8,297)
Total income tax expense	$ 398,405	$ 413,741